Contingent liabilities and commitments (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of contingent liabilities [abstract]
Summary of contingent liabilities and commitments

Contingent liabilities and commitments
in EUR million	2022	2021
Contingent liabilities in respect of
– Guarantees	28,859	26,461
– Irrevocable letters of credit	15,682	16,851
– Other	3	8
	44,544	43,319

Guarantees issued by ING Groep N.V.	336	316

Irrevocable facilities	161,940	144,167
	206,820	187,802